Fair Value Measurements (Details) - Schedule of Change in the Fair Value of Derivative Liabilities - USD ($)		9 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Schedule of Change in the Fair Value of Derivative Liabilities [Abstract]
Derivative warrant liabilities at beginning balance		$ 14,744,400
Issuance of Public and Private Warrants	14,449,550
Change in fair value of derivative warrant liabilities	294,850
Issuance of Public Warrants; over-allotment		1,267,550
Transfer of Public Warrants to Level 1		(15,517,550)
Transfer of Private Placement Warrants to Level 2		(494,400)
Derivative warrant liabilities at ending balance	$ 14,744,400